Note 2 - Risks and Uncertainties (Details Textual) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Retained Earnings (Accumulated Deficit), Total	$ (139,757,000)				$ (139,757,000)		$ (125,497,000)	$ (91,094,000)	$ (139,800,000)
Net Income (Loss) Attributable to Parent, Total	(7,139,000)	$ (7,121,000)	$ (5,833,000)	$ (5,118,000)	(14,260,000)	$ (10,951,000)	(25,263,000)	(34,933,000)
Inducement Warrant Exercises							9,100,000
Net Cash Provided by (Used in) Operating Activities, Total					(10,373,000)	(15,492,000)	(25,249,000)	(15,276,000)
Cash and Cash Equivalents, at Carrying Value	59,000				59,000		2,578,000	1,285,000
Working Capital	16,000,000				16,000,000		(9,300,000)
Equity, Attributable to Parent	$ (10,568,000)	$ (3,187,000)	$ 4,802,000	$ 2,530,000	$ (10,568,000)	$ 4,802,000	$ (4,710,000)	$ (8,049,000)